SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION

NOTE 15 – SHARE-BASED COMPENSATION

Share-based Compensation

We recognize share-based compensation expense in cost of revenues and general and administrative expense based on the fair value of common shares issued for services. Share-based compensation expense for the three and nine months ended September 30, 2017 and 2016 is, as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Options granted to officers and directors for compensation	$—	$33,780	$1,812,456	$118,160
Warrants and options issued for consulting services	—	—	16,379	—
Common stock issued for services	68,984	—	170,958	—
Common stock accrued as payment for services, shares not yet issued	22,949	—	117,509	—
	$91,933	$33,780	$2,117,302	$118,160

NOTE 15 – SHARE-BASED COMPENSATION

Share-based Compensation

We recognize share-based compensation expense in cost of revenues, sales and marketing expenses, R&D expenses and general and administrative expenses based on the fair value of common shares issued for services. In addition, we accrue share-based compensation expense for estimated share-based awards earned during the years ended December 31, 2016 and 2015, under our 2014 Equity Incentive Plan. Share-based compensation expense for the years ended December 31, 2016 and 2015 is, as follows:

	December 31,
	2016	2015
Warrants issued for consulting services	$319,419	$47,880
Warrants issued for accrual of share-based awards to officers and directors	—	612,512
Common stock issued for accounts payable and accrued expenses	223,484	—
Common stock issued for services	271,097	67,500
Amortization of common stock issued for prepaid services	—	302,789
	$814,000	$1,030,681

Of the $814,000 of share-based compensation, $191,550 was reported as a reduction of accounts payable and accrued expenses pertaining to amounts owed as of the beginning of the year ended December 31, 2016, and $31,934 was recognized as a loss on the extinguishment of debt during the year ended December 31, 2016.